Net Operating Losses Expiring in Range of Periods (Detail) (KRW) In Millions	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Net Operating Losses	336,631
2011
Operating Loss Carryforwards [Line Items]
Net Operating Losses	55,913
2012
Operating Loss Carryforwards [Line Items]
Net Operating Losses	164,913
2013 thereafter
Operating Loss Carryforwards [Line Items]
Net Operating Losses	115,805